Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share
The following table sets forth the computation of net (loss) income per common share:

	Year Ended December 31,
	2022	2021
Net (loss) income per share
Numerator
Net (loss) income	$(37,871)	$21,206

Denominator
Denominator for basic net (loss) income per weighted average common shares	98,241,965	68,502,092
Effect of dilutive securities
Warrants	—	2,805,302
Unvested RSUs	—	265,692
Stock options	—	9,000,132
Denominator for diluted net (loss) income per weighted average common shares	98,241,965	80,573,218

Net (loss) income per common share
Basic	$(0.39)	$0.31
Diluted	$(0.39)	$0.26

Schedule of Antidilutive Securities
The Company’s potentially dilutive securities, which include unvested RSUs, stock options to purchase common stock and warrants to purchase common stock, have been excluded from the computation of diluted net (loss) income per share for certain periods, as the effect would be antidilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net (loss) income per share is the same in periods of a net loss. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net (loss) income per share for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2022	2021
Public warrants	12,500,000	12,500,000
Private warrants	332,500	332,500
Options to purchase common stock	8,417,987	346,603
Unvested restricted stock units	6,141,114	—
Total common stock equivalents	27,391,601	13,179,103